CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Statement [Abstract]
Revenue	[1]	$ 1,060,113	$ 783,279	$ 844,836
Cost of revenue	[1]	1,108,061	812,293	854,617
Gross loss		(47,948)	(29,014)	(9,781)
Operating expenses
Research and development expense	[1]	49,682	46,527	34,194
Sales, general and administrative	[1]	100,546	88,822	86,202
Restructuring charges		2,118	8,084	0
Total operating expenses		152,346	143,433	120,396
Operating loss		(200,294)	(172,447)	(130,177)
Other (expense) income, net
Interest expense	[1]	(27,812)	(27,848)	(31,859)
Loss on extinguishment of debt		0	(5,075)	0
Other, net		2,223	(33,693)	36,349
Other (expense) income, net		(25,589)	(66,616)	4,490
Loss before income taxes and equity in losses of unconsolidated investees		(225,883)	(239,063)	(125,687)
Provision for income taxes		(32,191)	(203)	(12,127)
Equity in losses of unconsolidated investees		(9,072)	(16,480)	(3,198)
Net loss		(267,146)	(255,746)	(141,012)
Net (income) loss attributable to noncontrolling interests		(278)	1,226	(1,619)
Net loss attributable to stockholders		$ (267,424)	$ (254,520)	$ (142,631)
Loss per share:
Basic (USD per share)		$ (6.54)	$ (6.79)	$ (5.82)
Diluted (USD per share)		$ (6.54)	$ (6.79)	$ (5.82)
Weighted average shares used in loss per share computation:
Basic (shares)		40,920	37,457	24,502
Diluted (shares)		40,920	37,457	24,502

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).